EQUITY METHOD INVESTMENT	6 Months Ended
Jun. 30, 2026
EQUITY METHOD INVESTMENT
EQUITY METHOD INVESTMENT

NOTE 5: EQUITY METHOD INVESTMENT

Investment in Sun Solar

On January 5, 2026 (the “Closing Date”), ConnectM Technology Solutions, Inc. (the “Company”) acquired 400,000 membership units of Sun Solar, LLC (“Sun Solar”), a Missouri limited liability company engaged in residential and small-commercial solar development and installation. The 400,000 units acquired represent 40% of Sun Solar’s 1,000,000 issued and outstanding membership units and were purchased from Sun Solar’s pre-closing sole member (the “Seller”). Following the closing, the Seller retains 60% of Sun Solar’s membership interests and continues to serve as Sun Solar’s sole Manager.

As sole consideration for the acquired interests, the Company issued 468,750 shares of its common stock, $0.0001 par value per share (the “Exchange Shares”), to the Seller as restricted securities under Rule 506 of Regulation D.

The investment is intended to establish Sun Solar as a strategic installation and distribution channel for the Company’s Keen Labs segment, including solar panels, inverters, battery storage systems and related balance-of-system components distributed in the U.S. through the Company’s wholly-owned subsidiary, Keen Labs Operations, Inc. (“Keen Labs”). In connection with the investment, the Company expects to support Sun Solar’s growth through product supply, technology integration and operational support, including the deployment of solar-plus-storage systems designed to participate in virtual power plant (“VPP”) programs. The Company is also evaluating transitioning certain of its U.S. solar installation activities within the Sun Solar platform and may provide additional capital to support the expansion of Sun Solar’s installation capacity and geographic reach.

The Company accounts for its investment in Sun Solar under the equity method of accounting in accordance with ASC Topic 323, Investments—Equity Method and Joint Ventures.

The investment in Sun Solar was initially recorded at $7,125,000, representing the fair value of the 468,750 Exchange Shares issued as consideration. In subsequent periods, the carrying amount of the investment is adjusted to recognize the Company’s 40% proportionate share of Sun Solar’s and its subsidiary net income or loss, less any distributions received including consideration of basis differences resulting from the difference between the initial carrying amount of the investment and the underlying equity in net assets and any other-than-temporary impairment. The Company’s share of Sun Solar’s earnings or losses is presented in Equity in earnings (loss) of Sun Solar within other income (expense) on the unaudited condensed consolidated statements of operations and comprehensive loss.

Based on the indicators in ASC Topic 323, Investments - Equity Method and Joint Ventures, the 40% non-controlling membership interest, representation on Sun Solar’s board, material intra-entity product sales of approximately $1,966,000 and $3,816,000 from the Company’s wholly-owned subsidiary Keen Labs Operations, Inc. to Sun Solar during the three and six months ended June 30, 2026, nil during three and six month ended June 30, 2025, and Sun Solar’s technological dependency on Keen Labs products, the Company has the ability to exercise significant influence, but not control, over Sun Solar. Because Sun Solar is a limited liability company that maintains specific ownership accounts for its members, the Company accounts for the investment under the equity method by analogy in accordance with ASC 323-30-25-1.

The initial $7,125,000 carrying amount of the investment in Sun Solar exceeded the Company’s 40% share of Sun Solar’s historical net assets at the Closing Date. In accordance with ASC 323-10-35-13, this basis difference is attributed to Sun Solar’s identifiable assets and liabilities based on their respective fair values at the Closing Date, with any unallocated residual recognized as equity method goodwill. The Company allocated approximately $940,000 of the purchase consideration to customer relationships, with an estimated useful life of five years, and approximately $98,000 to trade names, with an estimated useful life of three years. For the six months ended June 30, 2026, the Company recognized amortization expense of approximately $91,000 and $16,000 related to customer relationships and trade names, respectively, resulting in total amortization expense of approximately $107,000. For the three months ended June 30, 2026, the Company recognized amortization expense of approximately $46,000 and $8,000 related to customer relationships and trade names, respectively, resulting in total amortization expense of approximately $54,000. The remaining excess of the investment cost over the company’s proportionate share of Sun Solar’s net assets was allocated to goodwill and is not subject to amortization.